SCHEDULE OF DIGITAL ASSETS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Digital Assets
Opening	$ 348,998	$ 36,034
Additions	5,442,163	699,828
Additions (non-cash)	39,773
Disposals	(4,387,013)	(748,293)
Revaluation gain	9,798	429,789
Revaluation loss (note 6)	(399,070)	(68,360)
Ending	$ 1,054,649	$ 348,998